Billet Finder Inc - (A Development Stage Company) - Statement of Operations (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Costs and Expenses
Professional Fees	$ 0	$ 1,255	$ 71,000	$ 4,505	$ 80,105
Consulting Fees	1,800	0	2,800	0	17,800
Transfer Fees	(200)	0	600	0	14,340
Other General and Administrative Expense	29,228	11,148	32,095	17,648	43,446
Total Expenses	101,828	12,403	106,495	22,153	154,781
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)
Basic and diluted net loss Per Share	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding, basic and diluted	7,275,000	7,275,000	7,275,000	7,275,000